Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income
Gains on sales of intangible assets and PP&E	kr 85	kr 13	kr 64
Gains on investments and sale of operations	701	1,199	347
Other operating income	445	314	750
Total other operating income	1,231	1,526	1,161
Other operating expenses
Losses on sales of intangible assets and PP&E	(54)	(3)
Losses on investments and sale of operations	(445)	(238)	(488)
Impairment of goodwill	0	(112)	0
Other operating expenses	(3,994)	(811)	(11)
Total other operating expenses	kr (4,493)	kr (1,164)	kr (499)